GOODWILL AND OTHER INTANGIBLE ASSETS amortization expense for finite lived intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
GOODWILL AND OTHER INTANGIBLE ASSETS
Remainder of 2021	$ 2,037
2022	7,683	$ 8,366
2023	6,754	7,608
2024	3,856	6,601
2025	1,856	3,603
Thereafter	5,595
Finite lived intangible assets	$ 27,781	$ 34,335	$ 40,540